EARNINGS PER SHARE AND FULLY-DILUTED SHARES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Earnings Per Share [Abstract]
Schedule of basic and diluted profit (loss) per share	For the years ended 31 December 2022, 2021 and 2020, the basic and diluted profit per share is:

	2022	2021	2020
Net profit attributable to equity owners of the parent (in $ ‘000)	13,674	15,996	37,746
Weighted average shares outstanding	648,676,119	642,007,692	636,268,929
Basic profit per share (in $)	0.021	0.025	0.058
Weighted average diluted shares outstanding	707,141,263	701,151,525	682,737,280
Diluted profit per share (in $)	0.019	0.023	0.055

Schedule of movements of shares and other instruments
Movements of shares and other instruments between December 31, 2022 and April 4, 2023 are shown in the table below:

	December 31, 2022	Shares issued	Shares reserved	April 4, 2023
Shares	656,348,225	2,324,118	—	658,672,343
RSU	4,931,000	—	—	4,931,000
Options	47,596,801	(756,191)	(762,000)	46,078,610
Convertible bonds	62,412,622	—	—	62,412,622
LTIP	15,304,821	(1,516,432)	3,790,993	17,579,382
Issued	786,593,469	51,495	3,028,993	789,673,957
Available for issue	93,406,531	(51,495)	(3,028,993)	90,326,043
Authorized share capital	880,000,000	—	—	880,000,000